LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MARCH 30, 2012
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 29, 2012 OF
LEGG MASON CLEARBRIDGE EQUITY FUND
The following language is added to the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:
The “Shareholder fees” table is amended to show that the small account fee of $15 is charged on Class O shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	lmpet880366_SupplementTextBlock
LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MARCH 30, 2012
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 29, 2012 OF
LEGG MASON CLEARBRIDGE EQUITY FUND
The following language is added to the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:
The “Shareholder fees” table is amended to show that the small account fee of $15 is charged on Class O shares.

Legg Mason ClearBridge Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet880366_SupplementTextBlock
LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED MARCH 30, 2012
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 29, 2012 OF
LEGG MASON CLEARBRIDGE EQUITY FUND
The following language is added to the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:
The “Shareholder fees” table is amended to show that the small account fee of $15 is charged on Class O shares.